CONVERTIBLE PROMISSORY NOTES (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 05, 2018	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Feb. 28, 2019	Jan. 18, 2018
Debt
Loss on extinguishment of debt				$ (221)
Amount of unpaid and accrued interest recognized in additional paid-in capital				$ 101
Fair value of derivative liability	$ 1,900
Series B Convertible Preferred Stock
Debt
Issue price (in dollars per share)		$ 7.49	$ 7.49	$ 7.49	$ 7.49
Preferred stock issued (in shares)		1,097,721		1,097,721
Preferred stock issued		$ 8,200		$ 8,219
Warrants Issued with the 2018 Notes
Debt
Initial fair value recorded as debt discount (in dollars)	100					$ 100
2018 Notes
Debt
Aggregate principal amount	$ 6,000
Interest rate (as a percent)	15.00%
Threshold proceeds from sale of preferred stock	$ 8,000
Preferred stock conversion price as a percentage of lowest price per share of preferred stock sold in financing	80.00%	80.00%
Percentage of outstanding principal amount payable in event of corporate transaction or change of control event	30.00%
Minimum percentage of outstanding principal amount written consent required for prepayment	50.00%
Additional percentage of outstanding principal payable on prepayment	15.00%
Legal costs and bank fees	$ 400
Interest expense				1,600
Amortization of debt discount				$ 900
Outstanding notes		$ 6,600
Debt converted into shares		1,097,721
Loss on extinguishment of debt		$ (200)
Amount of unpaid and accrued interest recognized in additional paid-in capital		100
Carrying value, net of unamortized debt discount		5,100
2018 Notes | Series B Convertible Preferred Stock
Debt
Debt converted into shares			1,097,721
2018 Notes | Derivative Liability
Debt
Initial fair value recorded as debt discount (in dollars)	$ 1,900
Fair value of derivative liability		$ 2,900